Fair Value, by Balance Sheet Grouping (Details)	12 Months Ended
Mar. 31, 2016 USD ($)
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 1	$ 521,179
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 2	521,179
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 3	1,204,581
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 4	1,204,581
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 5	378,000
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 6	378,000
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 7	1,581,444
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 8	1,581,444
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 9	0
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 10	$ 0